Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	October 2009
Distribution Date	11/16/09
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	August 7, 2009
Closing Date:	September 11, 2009

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,550,268,072.20	98,646	5.28%	53.28
Original Adj. Pool Balance:	$1,516,248,836.66

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$379,000,000.00	24.447%	0.35675%	September 15, 2010
Class A-2 Notes	Fixed	$291,000,000.00	18.771%	1.11000%	February 15, 2012
Class A-3 Notes	Fixed	$388,000,000.00	25.028%	2.03000%	August 15, 2013
Class A-4 Notes	Fixed	$259,600,000.00	16.745%	3.15000%	March 15, 2016
Total Securities		$1,317,600,000.00	84.992%

Overcollateralization		$198,648,836.66	12.814%
YSOA		$34,019,235.54	2.194%
Total Original Pool Balance		$1,550,268,072.20	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$305,532,270.11	0.8061537	$263,931,313.76	0.6963887	$41,600,956.35
Class A-2 Notes	$291,000,000.00	1.0000000	$291,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$259,600,000.00	1.0000000	$259,600,000.00	1.0000000	$-
Total Securities	$1,244,132,270.11	0.9442412	$1,202,531,313.76	0.9126680	$41,600,956.35

Weighted Avg. Coupon (WAC)	5.31%		5.32%
Weighted Avg. Remaining Maturity (WARM)	51.70		50.78
Pool Receivables Balance	$1,484,239,047.10		$1,445,997,084.40
Remaining Number of Receivables	97,448		96,727

Adjusted Pool Balance	$1,451,633,641.00		$1,414,774,744.87

III.  COLLECTIONS

Principal:
Principal Collections	$37,889,840.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$44,514.49
Total Principal Collections	$37,934,354.78

Interest:
Interest Collections	$6,605,981.29
Late Fees & Other Charges	$87,410.82
Interest on Repurchase Principal	$-
Total Interest Collections	$6,693,392.11

Collection Account Interest	$9,675.44
Reserve Account Interest	$1,365.50
Servicer Advances	$-

Total Collections	$44,638,787.83

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	October 2009
Distribution Date	11/16/09
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

IV.  DISTRIBUTIONS

Total Collections	$44,638,787.83
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$44,638,787.83
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,236,865.87		$1,236,865.87	$1,236,865.87
Collection Account Interest					$9,675.44
Late Fees & Other Charges					$87,410.82
Total due to Servicer					$1,333,952.13

3. Class A Noteholders Interest:
Class A-1 Notes		$96,887.68		$96,887.68
Class A-2 Notes		$269,175.00		$269,175.00
Class A-3 Notes		$656,366.67		$656,366.67
Class A-4 Notes		$681,450.00		$681,450.00

Total interest:		$1,703,879.35		$1,703,879.35	$1,703,879.35

Available Funds Remaining:					$41,600,956.35

4. Principal Distribution Amount:					$41,600,956.35

Distributable Amount		Paid Amount
Class A-1 Notes		$41,600,956.35
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	97,657,356.31	$41,600,956.35
Total Noteholders Principal		$41,600,956.35

5. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,605,406.10
Beginning Period Amount	$32,605,406.10
Current Period Amortization	$1,383,066.57
Ending Period Required Amount	$31,222,339.53
Ending Period Amount	$31,222,339.53
Next Distribution Date Required Amount	$29,870,149.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,581,244.18
Beginning Period Amount	$7,581,244.18
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,581,244.18
Ending Period Amount	$7,581,244.18

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$207,501,370.89	$212,243,431.11	$268,299,831.07
Overcollateralization as a % of Adjusted Pool		14.29%	15.00%	18.96%

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	October 2009
Distribution Date	11/16/09
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.84%	95,605	98.75%	$1,427,963,651.71
30 - 60 Days	0.93%	902	0.99%	$14,368,329.18
61 - 90 Days	0.19%	186	0.21%	$3,057,295.29
91 + Days	0.04%	34	0.04%	$607,808.22
		96,727		$1,445,997,084.40
Total
Delinquent Receivables 61 + days past due	0.23%	220	0.25%	$3,665,103.51
Delinquent Receivables 61 + days past due	0.17%	165	0.19%	$2,751,309.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.13%		0.15%

Repossession in Current Period		97		$1,689,793.34
Repossession Inventory		107		$1,942,069.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$352,122.41
Recoveries				$(44,514.49)
Net Charge-offs for Current Period				$307,607.92

Beginning Pool Balance for Current Period				$1,484,239,047.10

Net Loss Ratio				0.25%
Net Loss Ratio for 1st Preceding Collection Period				0.06%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.10%

Cumulative Net Losses for All Periods				$385,017.25
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$6,591,240.36
Number of Extensions				407

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